Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,027,778	1,027,778	2,485,555	2,485,555	2,209,864	21,625
Weighted average remaining contractual life (in years)	7 years 7 months 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 21.39		$ 18.70		$ 38.72	$ 1,464.49
Number exercisable, options | shares	672,834	672,834
Options exercisable, weighted average exercise price | $ / shares	$ 24.45
US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	749,000	749,000	305,000	305,000
Weighted average remaining contractual life (in years)	9 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares		$ 3.49		$ 4.70
Number exercisable, options | shares	199,166	199,166
Options exercisable, weighted average exercise price | $ / shares		$ 4.55
$7.86 - $11.99
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	30,000	30,000
Weighted average remaining contractual life (in years)	7 years 8 months 12 days
Options outstanding, weighted average exercise price | $ / shares	$ 11.99
Number exercisable, options | shares	16,875	16,875
Options exercisable, weighted average exercise price | $ / shares	$ 11.99
$14.06
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	141,650	141,650
Weighted average remaining contractual life (in years)	8 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 14.06
Number exercisable, options | shares	78,112	78,112
Options exercisable, weighted average exercise price | $ / shares	$ 14.06
$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	800,778	800,778
Weighted average remaining contractual life (in years)	7 years 4 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 15.21
Number exercisable, options | shares	522,862	522,862
Options exercisable, weighted average exercise price | $ / shares	$ 15.21
$27.00 - $2,220.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	55,350	55,350
Weighted average remaining contractual life (in years)	7 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 134.61
Number exercisable, options | shares	54,985	54,985
Options exercisable, weighted average exercise price | $ / shares	$ 130.88
$2.17 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	349,000	349,000
Weighted average remaining contractual life (in years)	9 years 9 months 18 days
Options outstanding, weighted average exercise price | $ / shares		$ 2.17
$3.93-$5.34 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	380,000	380,000
Weighted average remaining contractual life (in years)	9 years 1 month 6 days
Options outstanding, weighted average exercise price | $ / shares		$ 4.31
Number exercisable, options | shares	192,500	192,500
Options exercisable, weighted average exercise price | $ / shares		$ 4.34
$10.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	20,000	20,000
Weighted average remaining contractual life (in years)	8 years 9 months 18 days
Options outstanding, weighted average exercise price | $ / shares		$ 10.80
Number exercisable, options | shares	6,666	6,666
Options exercisable, weighted average exercise price | $ / shares		$ 10.80